Leases-Group as Lessee - Summary of Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Right-of-use assets	$ 24,103		$ 27,746
Depreciation expense of right-of-use-assets	$ 2,792	$ 2,342